Equity Investees Information, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Minimum	Mar. 31, 2013 Minimum	Mar. 31, 2014 Maximum	Mar. 31, 2013 Maximum	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2012 S-LCD	Mar. 31, 2012 Others	Mar. 31, 2012 Others Minimum	Mar. 31, 2012 Others Maximum
Related Party Transaction [Line Items]
Net revenues	¥ 306,383	¥ 193,405	¥ 745,510					¥ 475,898		¥ 146,002	¥ 123,610
Operating income (loss)	(1,064)	(14,759)	(43,636)					(44,239)		(4,644)	5,247
Other income (expense), net								4,504		(3,098)
Income (loss) before income taxes								(39,735)		(7,742)
Income taxes (expense)								(73,054)		(374)
Net income (loss) attributable to noncontrolling interests								(2,729)
Net income (loss) attributable to controlling interests	(15,195)	(26,026)	(122,684)					(115,518)		(8,116)	950
Percentage of ownership in equity investees				20.00%	20.00%	50.00%	50.00%	50.00%	50.00%	50.00%		20.00%	50.00%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments								(57,759)		(4,058)
Consolidating and reconciling adjustments:
Impairment loss including translation adjustments			(12,772)							(60,019)
Other								79		(1)
Equity in net income (loss) of affiliated companies	¥ (7,374)	¥ (6,948)	¥ (121,697)					¥ (57,680)		¥ (64,078)	¥ 61